Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
We are required by SEC rules to disclose the following information regarding compensation paid to our NEOs. The amounts set forth below under the headings Compensation Actually Paid (“CAP”) to our Principal Executive Officer (“PEO”) or CEO and Average CAP to non-PEO NEOs have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Footnote (2) below sets forth the adjustments from the Total Compensation for the PEO and non-PEO NEOs reported in the Summary Compensation Table above.
The Compensation Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis.” Because CAP includes multiple years of grants, the calculation of CAP each year is heavily impacted by the change in the stock price and therefore, may be higher or lower than Summary Compensation Table compensation values.
Year(1)	Summary Compensation Table for PEO ($)	Compensation Actually Paid to PEO ($)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Value of Fixed $100 Investment Based On:		Net Income (in millions) ($)	Non- GAAP Adjusted ROATCE(5)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	3,006,460	2,805,553	871,001	721,022	115	116	77.3	16.8%
2022	4,612,094	2,045,247	960,656	249,561	122	116	59.4	16.6%
2021	4,377,178	8,378,208	1,928,708	3,506,689	221	125	60.6	15.2%
2020	2,034,435	1,013,573	901,166	621,579	75	91	39.5	12.9%

(1)
The PEO in all four reporting years is Mark DeFazio. The other NEOs in the 2023 reporting year are Laura Capra, Daniel Dougherty, Scott Lublin, Nick Rosenberg, and Gregory Sigrist. The other NEOs in the 2022 reporting year are Laura Capra, Scott Lublin, Nick Rosenberg, and Gregory Sigrist. The other NEOs in the 2021 reporting year are Scott Lublin and Nick Rosenberg. The other NEOs in the 2020 reporting year are Laura Capra and Scott Lublin.

(2)
SEC rules require certain adjustments be made to the Summary Compensation Table values to determine CAP. For purposes of the pension valuation adjustments, NEOs do not participate in any defined benefit plan and as such are not included in the below table. The following tables detail the applicable adjustments that were made to determine CAP.

PEO Adjustments	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	3,006,460	4,612,094	4,377,178	2,034,435
Deduct Fair Value of Equity Awards included in Summary Compensation Table	1,500,000	3,106,384	2,991,918	499,980
Add Fair Value of Awards Granted in Current Year and Outstanding and Unvested at Year-End	1,483,852	2,085,836	5,224,444	238,076
Add Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested at Year-End	(90,008)	(1,232,921)	397,882	(819,176)
Add Fair Value of Awards Granted and Vested in Current Year	0	0	0	117,889
Add Change in Fair Value of Awards Granted in Prior Years that Vested during Year	(94,751)	(313,378)	1,370,622	(57,671)
Deduct Fair Value of Equity Awards Granted in Prior Years Forfeited in the Covered Year	0	0	0	0
Total CAP	2,805,553	2,045,247	8,378,208	1,013,573
Non-PEO NEO Adjustments	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	871,001	960,656	1,928,708	901,166
Deduct Fair Value of Equity Awards included in Summary Compensation Table	352,729	404,985	1,301,678	247,484
Add Fair Value of Awards Granted in Current Year and Outstanding and Unvested at Year-End	279,392	233,668	2,328,053	117,823
Add Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested at Year-End	(16,450)	(439,833)	159,560	(198,907)
Add Fair Value of Awards Granted and Vested in Current Year	0	0	0	58,370
Add Change in Fair Value of Awards Granted in Prior Years that Vested during Year	(13,279)	(99,945)	392,046	(9,389)
Deduct Fair Value of Equity Awards Granted in Prior Years Forfeited in the Covered Year	46,913	0	0	0
Total CAP	721,022	249,561	3,506,689	621,579

(3)
The fair value of performance shares/units reporting for CAP purposes in columns (c) and (e) reflects calculated performance at the end of the performance year for internal metrics, in accordance with FASB ASC 718. Performance share/units subject to internal metrics will ultimately vest based on measured performance through the end of the performance period.

(4)
Reflects the total shareholder return indexed to $100 per share for the KBW Regional Bank Index, which is the industry line peer group reported in our 2023 Form 10-K.

(5)
Adjusted ROATCE is a non-GAAP financial measure, and for purposes of our compensation program is defined as Adjusted Net Income divided by Average Tangible Common Equity. Adjusted Net Income is a non-GAAP financial measure, and the Company believes the use of this non-GAAP financial measure to adjust for the impact of certain circumstances, events and/or charges is appropriate because it excludes impacts that may not be reflective of the Company’s underlying operating performance. Average Tangible Common Equity is also a non-GAAP financial measure and is as reported in our fourth quarter 2023 earnings press release. These adjustments are made so that participants are compensated for the Company’s performance in comparison to planned levels and are neither penalized nor rewarded for the impact of such circumstances, events, and/or charges. In order to calculate the Company’s year-over-year Net Income growth for purposes of our compensation program, adjustments consistent with the nature and type of adjustments those shown below were made to the Net Income reported for the year ended December 31, 2022. As adjusted, the Net Income for the year ended December 31, 2022 was $95.5 million. The calculations of Adjusted ROATCE, Adjusted Net Income and Average Tangible Common Equity for the year ended December 31, 2023, compared to our audited financial statements, are set forth below.

Net Income Adjustments ($mm)
Net Income before income tax expense (GAAP)	106.9
Adjustments for:
Increase in cost of funds related to crypto deposit outflows	17.6
Decline in GPG Revenue	6.2
Increased operating expenses(A)	17.3
Partial Reversal of Regulatory settlement reserve	(5.5)
Adjusted Pre-tax net income	142.5
Estimated Tax rate	28%
Adjusted Net Income	103.0
Average Common Equity Adjustments ($mm)
Average common equity	621.0
Less: average intangible assets	9.7
Average tangible common equity	611.3
Adjusted Net Income	103.0
Divided by: Average Tangible Common Equity	611.3
Adjusted ROATCE	16.8%

(A)
Includes Compensation and benefits, Professional fees and FDIC assessments.

Company Selected Measure Name	Adjusted ROATCE
Named Executive Officers, Footnote
(1)
The PEO in all four reporting years is Mark DeFazio. The other NEOs in the 2023 reporting year are Laura Capra, Daniel Dougherty, Scott Lublin, Nick Rosenberg, and Gregory Sigrist. The other NEOs in the 2022 reporting year are Laura Capra, Scott Lublin, Nick Rosenberg, and Gregory Sigrist. The other NEOs in the 2021 reporting year are Scott Lublin and Nick Rosenberg. The other NEOs in the 2020 reporting year are Laura Capra and Scott Lublin.

Peer Group Issuers, Footnote	(4) Reflects the total shareholder return indexed to $100 per share for the KBW Regional Bank Index, which is the industry line peer group reported in our 2023 Form 10-K.
PEO Total Compensation Amount	$ 3,006,460	$ 4,612,094	$ 4,377,178	$ 2,034,435
PEO Actually Paid Compensation Amount	$ 2,805,553	2,045,247	8,378,208	1,013,573
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table values to determine CAP. For purposes of the pension valuation adjustments, NEOs do not participate in any defined benefit plan and as such are not included in the below table. The following tables detail the applicable adjustments that were made to determine CAP.

PEO Adjustments	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	3,006,460	4,612,094	4,377,178	2,034,435
Deduct Fair Value of Equity Awards included in Summary Compensation Table	1,500,000	3,106,384	2,991,918	499,980
Add Fair Value of Awards Granted in Current Year and Outstanding and Unvested at Year-End	1,483,852	2,085,836	5,224,444	238,076
Add Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested at Year-End	(90,008)	(1,232,921)	397,882	(819,176)
Add Fair Value of Awards Granted and Vested in Current Year	0	0	0	117,889
Add Change in Fair Value of Awards Granted in Prior Years that Vested during Year	(94,751)	(313,378)	1,370,622	(57,671)
Deduct Fair Value of Equity Awards Granted in Prior Years Forfeited in the Covered Year	0	0	0	0
Total CAP	2,805,553	2,045,247	8,378,208	1,013,573

Non-PEO NEO Average Total Compensation Amount	$ 871,001	960,656	1,928,708	901,166
Non-PEO NEO Average Compensation Actually Paid Amount	$ 721,022	249,561	3,506,689	621,579
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table values to determine CAP. For purposes of the pension valuation adjustments, NEOs do not participate in any defined benefit plan and as such are not included in the below table. The following tables detail the applicable adjustments that were made to determine CAP.
Non-PEO NEO Adjustments	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	871,001	960,656	1,928,708	901,166
Deduct Fair Value of Equity Awards included in Summary Compensation Table	352,729	404,985	1,301,678	247,484
Add Fair Value of Awards Granted in Current Year and Outstanding and Unvested at Year-End	279,392	233,668	2,328,053	117,823
Add Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested at Year-End	(16,450)	(439,833)	159,560	(198,907)
Add Fair Value of Awards Granted and Vested in Current Year	0	0	0	58,370
Add Change in Fair Value of Awards Granted in Prior Years that Vested during Year	(13,279)	(99,945)	392,046	(9,389)
Deduct Fair Value of Equity Awards Granted in Prior Years Forfeited in the Covered Year	46,913	0	0	0
Total CAP	721,022	249,561	3,506,689	621,579

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
The following table identifies the most important financial performance measures used by the Company to link CAP to the Company’s NEOs in 2023 to Company performance. The role of each of these performance measures on our NEOs’ compensation is discussed in “Compensation Discussion and Analysis.”
Financial Performance Measures
Adjusted ROATCE
Net Income
Loans

Total Shareholder Return Amount	$ 115	122	221	75
Peer Group Total Shareholder Return Amount	116	116	125	91
Net Income (Loss)	$ 77,300,000	$ 59,400,000	$ 60,600,000	$ 39,500,000
Company Selected Measure Amount	16.8	16.6	15.2	12.9
PEO Name	Mark DeFazio
Adjusted Net Income (Loss)	$ 103	$ 95,500,000
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	106,900,000
Increase in Cost of Funds Related to Crypto Deposit Outflows	17,600,000
Decline in GPG Revenue	6,200,000
Increased Operating Expenses	17.3
Partial Reversal of Regulatory Settlement Reserve	(5.5)
Adjusted Net Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ 142.5
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	28.00%
Average Common Equity	$ 621,000,000
Average Intangible Assets	9.7
Average Tangible Common Equity	$ 611.3
Adjusted Return on Average Tangible Common Equity	16.80%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted ROATCE
Non-GAAP Measure Description
(5)
Adjusted ROATCE is a non-GAAP financial measure, and for purposes of our compensation program is defined as Adjusted Net Income divided by Average Tangible Common Equity. Adjusted Net Income is a non-GAAP financial measure, and the Company believes the use of this non-GAAP financial measure to adjust for the impact of certain circumstances, events and/or charges is appropriate because it excludes impacts that may not be reflective of the Company’s underlying operating performance. Average Tangible Common Equity is also a non-GAAP financial measure and is as reported in our fourth quarter 2023 earnings press release. These adjustments are made so that participants are compensated for the Company’s performance in comparison to planned levels and are neither penalized nor rewarded for the impact of such circumstances, events, and/or charges. In order to calculate the Company’s year-over-year Net Income growth for purposes of our compensation program, adjustments consistent with the nature and type of adjustments those shown below were made to the Net Income reported for the year ended December 31, 2022. As adjusted, the Net Income for the year ended December 31, 2022 was $95.5 million. The calculations of Adjusted ROATCE, Adjusted Net Income and Average Tangible Common Equity for the year ended December 31, 2023, compared to our audited financial statements, are set forth below.

Net Income Adjustments ($mm)
Net Income before income tax expense (GAAP)	106.9
Adjustments for:
Increase in cost of funds related to crypto deposit outflows	17.6
Decline in GPG Revenue	6.2
Increased operating expenses(A)	17.3
Partial Reversal of Regulatory settlement reserve	(5.5)
Adjusted Pre-tax net income	142.5
Estimated Tax rate	28%
Adjusted Net Income	103.0
Average Common Equity Adjustments ($mm)
Average common equity	621.0
Less: average intangible assets	9.7
Average tangible common equity	611.3
Adjusted Net Income	103.0
Divided by: Average Tangible Common Equity	611.3
Adjusted ROATCE	16.8%
(A)
Includes Compensation and benefits, Professional fees and FDIC assessments.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Loans
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,500,000)	(3,106,384)	$ (2,991,918)	$ (499,980)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,483,852	2,085,836	5,224,444	238,076
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(90,008)	(1,232,921)	397,882	(819,176)
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	117,889
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(94,751)	(313,378)	1,370,622	(57,671)
PEO | Fair Value of Equity Awards Granted in Prior Years Forfeited in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(352,729)	(404,985)	(1,301,678)	(247,484)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	279,392	233,668	2,328,053	117,823
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,450)	(439,833)	159,560	(198,907)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	58,370
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,279)	(99,945)	392,046	(9,389)
Non-PEO NEO | Fair Value of Equity Awards Granted in Prior Years Forfeited in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (46,913)	$ 0	$ 0	$ 0